Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 1,100
Variable lease payment	500
Operating cash flows for operating leases	$ 562
Rent expense		$ 900	$ 3,800	$ 3,100	$ 2,100